Supplemental disclosure of cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) In Operating Capital [Abstract]
Trade and other receivables	$ (95)	$ 158	$ 228
Inventory	314	0	0
Prepaid expenses and other current assets	448	(343)	(45)
Other non-current assets	150	39	(233)
Payables and accrued liabilities	(586)	(1,080)	(199)
Taxes payable	1,669	0	0
Deferred revenues	400	0	555
Provision for restructuring and other costs (note 16)	(1,957)	(435)	(911)
Employee future benefits (note 18)	(494)	(551)	(459)
Increase (decrease) in working capital	$ 151	$ 2,212	$ 1,064